BALANCE SHEETS (FY) - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Feb. 28, 2021
Current assets:
Cash	$ 849,375		$ 1,343,809			$ 842,059
Prepaid expenses	56,126		165,398			465,183
Total current assets	905,501		1,509,207			1,307,242
Investments held in Trust Account	13,634,402					182,248,837
Restricted cash held with Trustee			22,468,765
Total Assets	14,539,903		23,977,972			183,556,079
Current liabilities:
Accounts payable and accrued expenses	56,398		62,676			117,274
Franchise tax payable			62,765			167,123
Income tax payable	506,603		506,603
Promissory note - related party	960,000		960,000
Accrued interest on promissory note - related party	30,983		2,420
Stockholder redemption payable			9,136,168
Total current liabilities	1,553,984		10,730,632			284,397
Warrant liabilities	681,328		851,661			7,494,608
Deferred underwriting fee payable			6,314,525			6,314,525
Total Liabilities	2,235,312		17,896,818			14,093,530
Class A common stock, $0.0001 par value, subject to possible redemption; 1,304,259 and 18,041,500 shares at redemption value of $10.10 per share shares subject to possible redemption at December 31, 2022 and 2021, respectively	13,634,402		13,332,597			182,248,837
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit	(1,330,262)		(7,251,894)			(12,786,739)
Total Stockholders' Deficit	(1,329,811)	$ (7,383,599)	(7,251,443)	$ (8,891,166)	$ (11,186,125)	(12,786,288)
TOTAL LIABILITIES, REDEEMABLE CLASS A COMMON STOCK AND STOCKHOLDERS' DEFICIT	14,539,903		23,977,972			183,556,079
Common Class A [Member]
Stockholders' Deficit
Common stock
Common Class B [Member]
Stockholders' Deficit
Common stock	$ 451		$ 451			$ 451